Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 7,064,000	$ 15,583,000
Recorded Investment With No Allowance		3,296,000
Recorded Investment With Allowance	7,064,185	12,286,822
Total Recorded Investment	7,064,000	15,583,000
Related Allowance	786,893	2,996,708
Average Recorded Investment	10,923,000	14,332,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,938,000	15,519,000
Recorded Investment With No Allowance		3,232,000
Recorded Investment With Allowance	6,938,000	12,287,000
Total Recorded Investment	6,938,000	15,519,000
Related Allowance	749,000	2,997,000
Average Recorded Investment	10,890,000	14,205,000
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		75,000
Recorded Investment With Allowance		75,000
Total Recorded Investment		75,000
Related Allowance		75,000
Average Recorded Investment		85,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	163,000	679,000
Recorded Investment With No Allowance		69,000
Recorded Investment With Allowance	163,000	610,000
Total Recorded Investment	163,000	679,000
Related Allowance	28,000	54,000
Average Recorded Investment	119,000	739,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,448,000	3,103,000
Recorded Investment With No Allowance		1,754,000
Recorded Investment With Allowance	1,448,000	1,349,000
Total Recorded Investment	1,448,000	3,103,000
Related Allowance	252,000	183,000
Average Recorded Investment	2,276,000	2,829,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	5,327,000	11,662,000
Recorded Investment With No Allowance		1,409,000
Recorded Investment With Allowance	5,327,000	10,253,000
Total Recorded Investment	5,327,000	11,662,000
Related Allowance	469,000	2,685,000
Average Recorded Investment	8,495,000	10,552,000
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	126,000	28,000
Recorded Investment With No Allowance		28,000
Recorded Investment With Allowance	126,000
Total Recorded Investment	126,000	28,000
Related Allowance	38,000
Average Recorded Investment	33,000	49,000
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	126,000	28,000
Recorded Investment With No Allowance		28,000
Recorded Investment With Allowance	126,000
Total Recorded Investment	126,000	28,000
Related Allowance	38,000
Average Recorded Investment	$ 33,000	49,000
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		36,000
Recorded Investment With No Allowance		36,000
Total Recorded Investment		36,000
Average Recorded Investment		78,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		36,000
Recorded Investment With No Allowance		36,000
Total Recorded Investment		36,000
Average Recorded Investment		$ 78,000